Interest Income and Expense - Details of Interest Income from Financial Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Expenses by nature [abstract]
Interest expense on lease liabilities	$ 27	$ 27	$ 30	$ 54	$ 60